Accounts payable and accrued expenses - Summary of Accounts Payable and Accrued Liabilities (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure Of Accounts Payable And Accrued Expenses [Abstract]
Increase in social charges related to restricted stock units	$ 4,813